Liquidity	12 Months Ended
Dec. 31, 2025
Liquidity
Liquidity

(E.3) Liquidity

y Accounting for Non-Derivative Financial Instruments

Classification and Measurement of Non-Derivative Financial Debt Investments

Our non-derivative financial debt investments comprise cash at banks and cash equivalents (highly liquid investments with original maturities of three months or less, such as time deposits and money-market funds), loans and other financial receivables, and acquired debt securities.

We generally classify financial assets as: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), or at fair value through profit or loss (FVTPL), depending on the contractual cash flows of, and our business model for, holding the respective asset. Financial assets having cash flow characteristics other than solely principal and interest such as money market and similar funds are classified as FVTPL. Generally, other financial assets with cash flows consisting solely of principal and interest are held within a business model whose objective is “hold to collect” and are thus classified as AC. Occasionally, such other financial assets are held within a business model whose objective is “hold to collect and sell” in which case they are classified as FVOCI.

Gains/losses on non-derivative financial debt investments at FVTPL are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses from fair value fluctuations and disposals. Gains/losses on non-derivative financial debt investments at AC are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses on disposals and changes in expected and incurred credit losses. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net. Regular way purchases and sales are recorded as at the trade date.

Impairment of Non-Derivative Financial Debt Investments

For these financial assets, we apply considerable judgment by employing the general impairment approach as follows:

-	For cash at banks, time deposits, and debt securities such as acquired bonds and acquired commercial papers, we apply the low credit risk exception, as it is our policy to invest only in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model, and we record a loss allowance at an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. Even though we invest only in assets of at least investment-grade, we also closely observe the development of credit default swap spreads as a measure of market participants’ assessments of the creditworthiness of a debtor to evaluate probable significant increases in credit risk to timely react to changes should these manifest. Among others, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties or if there is a drastic increase in a counterparty’s credit default swap spread for a prolonged time period while the overall market environment remains generally stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.
-	Loans and other financial receivables are monitored based on borrower-specific internal and external information to determine whether there has been a significant increase in credit risk since initial recognition. We consider such assets to be in default if they are significantly beyond their due date or if the borrower is unlikely to pay its obligation. A write-off occurs when the likelihood of recovery is considered remote, for example when bankruptcy proceedings have been finalized or when all enforcement efforts have been exhausted.

Non-Derivative Financial Liabilities

Non-derivative financial liabilities include bank loans, issued bonds, private placements, and other financial liabilities. Other financial liabilities also include customer funding liabilities which are funds we draw from and make payments on behalf of our customers for customers’ employee expense reimbursements, related credit card payments, and vendor payments. We present these funds in cash and cash equivalents and record our obligation to make these expense reimbursements and payments on behalf of our customers as customer funding liabilities.

As we do not designate financial liabilities as FVTPL, we generally classify non-derivative financial liabilities as AC.

Expenses and gains or losses on financial liabilities at AC mainly consist of interest expense which is shown in Financial income, net. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Group Liquidity, Financial Debt, and Net Debt

Group liquidity consists of cash at banks, money market and other funds, as well as time deposits and debt securities (both with remaining maturities of less than one year). Financial debt is defined as the nominal volume of bank loans, issued commercial papers, private placements, and bonds. Net debt is group liquidity less financial debt.

Group Liquidity and Net Debt

€ millions	2025	2024	∆
/ Cash and cash equivalents	8,220	9,609	-1,390
Current time deposits and debt securities	1,311	1,471	-160
Group liquidity	9,531	11,080	-1,550
Current financial debt	-1,600	-3,639	2,039
Non-current financial debt	-4,550	-5,746	1,196
Financial debt	-6,150	-9,385	3,235
Net cash (+) / Net debt (–)	3,381	1,695	1,685

While we continuously monitor the ratios presented in the capital structure table, we actively manage our liquidity and structure of our financial indebtedness based on the ratios group liquidity and net debt.

Cash and Cash Equivalents

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	3,910	0	3,910	3,962	0	3,962
Time deposits	1,342	0	1,342	1,659	0	1,659
Money market and other funds	2,871	0	2,871	3,991	0	3,991
Debt securities	100	0	100	0	0	0
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	8,220	0	8,220	9,609	0	9,609

Non-Derivative Financial Debt Investments

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	1,226	0	1,226	1,425	0	1,425
Debt securities	92	46	138	53	74	128
Financial instruments related to employee benefit plans	0	284	284	0	287	287
Loans and other financial receivables	174	218	392	98	231	329
Expected credit loss allowance	-7	0	-7	-7	0	-7
Non-derivative financial debt investments	1,485	547	2,032	1,569	593	2,161
/ Other financial assets	1,552	7,269	8,821	1,629	7,141	8,770
Non-derivative financial debt investments as % of / Other financial assets	96	8	23	96	8	25

Time deposits with original maturity of three months or less are presented as cash and cash equivalents, and those with original maturities of greater than three months (investments considered in group liquidity) are presented as other financial assets. Debt securities consist of acquired commercial papers and acquired bonds of mainly financial and non-financial corporations and municipalities.

For more information about financial risk and the nature of risk, see Note (F.1).

Financial Debt

	2025					2024
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
€ millions	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	1,100	4,550	1,100	4,194	5,294	889	5,650	888	5,201	6,090
Private placement transactions	0	0	0	0	0	0	96	0	99	99
Commercial paper	500	0	498	0	498	500	0	498	0	498
Bank loans	0	0	0	0	0	2,250	0	2,250	0	2,250
Financial debt	1,600	4,550	1,598	4,194	5,792	3,639	5,746	3,636	5,301	8,937
/ Financial liabilities			2,050	6,021	8,070			4,277	7,169	11,446
Financial debt as % of / Financial liabilities			78	70	72			85	74	78

Financial liabilities are unsecured, except for the retention of title and similar rights customary in our industry. Effective interest rates on our financial debt (including the effects from interest rate swaps) were 3.23% in 2025, 3.84% in 2024, and 3.49% in 2023.

None of our financial debt is restricted by financial covenants. Our financial debt includes covenants customarily used, such as change of control or regulatory changes that trigger an immediate repayment. Bonds are classified as non-current as at December 31, 2025, as SAP has an existing right to defer settlement for at least 12 months after the reporting period. For more information about the risk associated with our financial liabilities, see Note (F.1). For more information about fair values, see Note (F.2).

Bonds

	2025							2024
					Nominal Volume
					(in respective		Carrying	Carrying
				Effective Interest	currency		Amount	Amount
	Maturity	Issue Price	Coupon Rate	Rate	in millions)		(in € millions)	(in € millions)
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	972	947
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	0	600
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	500	500
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	451	442
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	947	923
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,096	1,079
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	600	599
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	728	712
Eurobonds							5,294	5,801
USD bond - 2018	2025	100.000%	4.69% (fix)	4.74%	US$	300	0	289
Bonds							5,294	6,090

All of our Eurobonds are listed for trading on the Luxembourg Stock Exchange.

Private Placements

	2025					2024
				Nominal Volume
				(in respective	Carrying	Carrying
			Effective Interest	currency in	Amount	Amount
	Maturity	Coupon Rate	Rate	millions)	(in € millions)	(in € millions)
U.S. private placements
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	0	99
Private placements					0	99

The U.S. private placement notes were issued by one of our subsidiaries that has the U.S. dollar as its functional currency. In the fourth quarter of 2025, SAP elected to proactively settle the remaining $100 million private placement originally scheduled to mature in 2027.

Commercial Paper Program

The net proceeds from our commercial paper program (Commercial Paper, or CP) are being used for general corporate purposes. As at December 31, 2025, we had €500 million in CP outstanding with maturities generally less than 12 months and the carrying amount amounted to €498 million (December 31, 2024: €498 million). The weighted average interest rate of our CP was 2.38% as at December 31, 2025 (December 31, 2024: 3.03%).

Loans

In 2024 SAP drew short-term loans of €2,250 million for general corporate purposes, including the acquisition of WalkMe, that were flexibly repayable until December 2025. The effective interest rate on the loans was 2.91% in 2025 (2024: 3.56%). The loans contained information covenants and were fully repaid during 2025.

Reconciliation of Liabilities Arising from Financing Activities

The changes in our financial debts are reconciled to the cash flows from borrowings included in the cash flow from financing activities.

			Business	Foreign	Fair Value
€ millions	1/1/2025	Cash Flows	Combinations	Currency	Changes	Other	12/31/2025
Current financial debt	3,639	-3,189	0	-35	0	1,185	1,600
Non-current financial debt	5,746	0	0	-11	0	-1,185	4,550
Financial debt (nominal volume)	9,385	-3,189	0	-46	0	0	6,150
Basis adjustment	-419	0	0	0	82	0	-337
Transaction costs	-29	0	0	0	0	8	-21
Financial debt (carrying amount)	8,937	-3,189	0	-46	82	8	5,792
Accrued interest and payment to banks	230	-151	0	0	0	57	136
Interest rate swaps	408	-171	0	0	95	0	332
Lease[1]	1,715	-299	0	31	0	237	1,684
Total liabilities from financing activities	11,290	-3,810	0	-14	176	301	7,944

[1] Other includes new lease liabilities.

			Business	Foreign	Fair Value
€ millions	1/1/2024	Cash Flows	Combinations	Currency	Changes	Other	12/31/2024
Current financial debt	1,143	1,594	0	35	0	868	3,639
Non-current financial debt	6,612	0	0	2	0	-868	5,746
Financial debt (nominal volume)	7,755	1,594	0	37	0	0	9,385
Basis adjustment	-550	0	0	0	131	0	-419
Transaction costs	-35	-3	0	0	0	10	-29
Financial debt (carrying amount)	7,169	1,591	0	37	131	10	8,937
Accrued interest and payment to banks	94	-182	0	0	0	318	230
Interest rate swaps	537	-106	0	0	-23	0	408
Lease[1]	1,621	-310	0	32	0	372	1,715
Total liabilities from financing activities	9,421	993	0	69	108	700	11,290

[1] Other includes new lease liabilities.

Certain amounts in this Note have been reclassified to conform to our 2025 presentation of interest paid and interest received in the Consolidated Statements of Cash Flows. See “Updated Accounting Policy for the Presentation of Interest Paid and Interest Received” in Note (IN.1). Comparative period amounts have been adjusted accordingly.